Capital and funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Fair value reserves – see following table	€ 392	€ 329	€ 502
Currency retranslation of group companies – see following table	(7,432)	(5,803)	(6,043)
Capital redemption reserve	25	21	21
Book value of treasury shares – see following table	(207)	(282)	(388)
Repurchase of shares	(6,034)	(4,527)	(3,018)
Cancellation of PLC shares	5,282	0	0
Other	(544)	(542)	(284)
Other reserves	€ (8,518)	€ (10,804)	€ (9,210)